12. Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Other Receivables Tables Abstract
Other Receivables

	12.31.2018	12.31.2017
Services in progress (a)	165,973	141,959
Credits on purchases of gas (12.1)	112,003	77,279
CDE Transfer (12.2)	107,472	136,559
Tariff flag - CCRTB	28,725	14,536
Advance payments to suppliers (b)	22,096	29,016
Advance payments to employees	21,201	25,928
Advance for severance estate	19,591	19,230
Decommissioning in progress	19,457	53,348
Fair value in the purchase and sale of power in the active market (NE nº 35.2.12)	14,793	-
Other receivables	80,834	60,912
	592,145	558,767
Current	363,251	409,351
Noncurrent	228,894	149,416
CCRTB - Centralizing account of Tariff Flag Resources.
(a) This item refers to services currently in progress within the Company, most of which are related to the Research and
Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.
(b) Advances to suppliers provided on contractual clauses.